BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Accounting Principles (Detail) - New Accounting Pronouncement, Early Adoption, Effect [Member] $ in Millions	Sep. 30, 2015 USD ($)
Other Assets
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance costs	$ (20.4)
Long-term Debt
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance costs	$ 20.4